July 17, 2013

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc. on behalf of
The Hartford Diversified International Fund
The Hartford Global Real Asset Fund
The Hartford Municipal Opportunities Fund

File Nos. 333-02381/811-07589

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements, dated June 27, 2013, to the Prospectuses and Summary Prospectuses for the Funds listed above. The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (617) 728-7134.

Sincerely,

/s/Stephen R. Ferrara
Associate

cc: Lisa D. Zeises, Esq.